Annual Total Returns[BarChart] - Transamerica BlackRock Global Real Estate Securities VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.74%)	25.25%	3.90%	13.56%	(0.60%)	0.62%	11.32%	(10.09%)	25.19%	(0.31%)